SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
14. SHARE BASED COMPENSATION

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2016, the Company granted 825,000 share options to certain employees with exercise prices of $0.74. From January to December 2017, the Company granted 1,550,000 share options to certain employees with exercise prices of $0.64. From January to December 2018, the Company granted 830,000 share options to certain employees with exercise prices of $0.26.

 Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $774,932, of which $444,373 was recorded during the year ended December 31, 2012. The remaining $330,559 will be amortized over the remaining vesting period of the modified options, ranging from 2013 to 2017.

On March 18, 2014, the Board of Directors approved another option modification to reduce the exercise price of certain options granted between August 8, 2012 and December 31, 2013 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The incremental compensation cost resulted from modification was not material.

On January 1, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted on January 1, 2014 to the then fair market value of the Company’s ordinary shares underlying such options. The number of shares, the expected terms were changed from 350,000 to 400,000, from 5 years to 3 years, respectively, other terms of the share option granted remain unchanged. The modification resulted in incremental compensation cost of $30,396, of which $10,132 was recorded during the year ended December 31, 2018. The remaining $20,264 will be amortized over the remaining vesting period of the modified options, ranging from 2019 to 2020.

On April 1, 2018, the Board of Directors approved another option modification to reduce the exercise price of certain options granted on June 21, 2010, August 24, 2010, August 8, 2012, March 8, 2016 and August 24, 2016 to the then fair market value of the Company’s ordinary shares underlying such options. The expected terms was changed from 5 years to 3 years, other terms of the share option granted remain unchanged. The modification resulted in incremental compensation cost of $233,996, of which $58,499 was recorded during the year ended December 31, 2018. The remaining $175,497 will be amortized over the remaining vesting period of the modified options, ranging from 2019 to 2021.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2016	1.00-1.52%	3.2 years	119.83-146.29%	0%
Granted in 2017	1.93-2.00%	3.2 years	103.04-109.89%	0%
Granted in 2018	2.04-2.62%	3.2 years	51.06-56.88%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2016	5,947,000	0.74	2.14	685,055
Granted	825,000	0.74	-	-
Exercised	-	-	-	-
Forfeited	(687,000)	0.74	-	-
Outstanding on December 31, 2016	6,085,000	0.74	1.75	-
Granted	1,550,000	0.64	3.50	-
Exercised	-	-	-	-
Forfeited	(1,470,000)	0.74	-	-
Outstanding on December 31, 2017	6,165,000	0.71	1.64	-
Granted	830,000	0.26	2.38	-
Exercised	-	-	-	-
Forfeited	(1,535,000)	0.74	-	-
Outstanding on December 31, 2018	5,460,000	0.36	1.96	-
Vested or expected to vest at December 31, 2018	5,342,127	0.35	1.90	-
Exercisable at December 31, 2018	1,006,000	0.70	0.54	-

The weighted average grant date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was $0.48, $0.41 and $0.10 respectively.

Total intrinsic value of options exercised for the years ended December 31, 2017 and 2018 was nil and nil respectively. Proceeds received on exercise were nil and nil as of December 31, 2017 and 2018.

Compensation cost of $692,322, $783,118 and $406,228 has been charged against income during the year ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, there was $652,424 in total unrecognized compensation expense related to unvested options granted under the Plan, which is expected to be recognized over a weighted-average period of 2.43 years.

Restricted Share Units

In May 2014, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units (“RSUs”) award program pursuant to the Plan.

A summary of the RSUs activity is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
RSUs
Unvested on January 1, 2016	137,500	1.36
Granted	280,000	0.63
Vested	(137,500)	1.36
Unvested on December 31, 2016	280,000	0.63
Granted	-	-
Vested	(140,000)	0.63
Unvested on December 31, 2017	140,000	0.63
Granted	-	-
Vested	(140,000)	0.63
Unvested on December 31, 2018	-	-

The RSUs are measured based on the fair market value of the underlying common stock on the dates of grant. The aggregate compensation cost for RSUs recorded under the Plan was $54,658, $ 87,500 and $32,842 for the year ended of December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, there was $32,842 and nil in total unrecognized compensation expense related to unvested RSUs following the forfeiture. The total fair value of shares vested during the year ended December 31, 2016, 2017 and 2018 was amounting to $85,940, $39,760 and $39,200, respectively.

Share Awards to Employees of Disposed Business

Upon the disposal in September 2017 (as described in note 3), the options previously granted to the employees who were in the discontinued operations under 2017 Share Incentive Plan shall continue to be vested and exercisable.

Accordingly to ASC 718, the Company has immediately recognized all the unrecognized compensation expenses as of the disposal date related to the options previously granted to the employees in the discontinued operations under 2017 Share Incentive Plan as the employees became non-employee after the disposal. The options held by the employees in the discontinued operations from the disposal point forward would be measured at fair value according to ASC 815, Derivatives and Hedging. For the year ended December 31, 2017 and 2018, the fair value change was nil and nil as the exercise prices of the options granted were higher than the ordinary share fair value.